RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes
RELATED PARTY TRANSACTIONS

NOTE 11 - RELATED PARTY TRANSACTIONS

Loan Payable – Related Party

See Note 5 – Loan Payable – Related Parties for disclosure of loans payable to related Parties.

Executive Compensation

See Note 9 – Stockholder’ Deficiency for disclosure of compensation to the Chief Financial Officer.

Employment Agreement

See Note 10 – Commitments and Contingencies for disclosure of the Employment Agreement with the Chief Executive Officer.

NOTE 13 – RELATED PARTY TRANSACTIONS

Due to Related Party

See Note 6 Due to Related Party for disclosure of payable to related Party.

Loan Payable – Related Party

See Note 7 Loan Payable – Related Parties for disclosure of loans payable to related Parties and Note 15 - Subsequent Event for additional arrangements made in connection with certain such loans.

Deferred Revenue - Participation Agreements

See Note 10 - Deferred Revenue - Participation Agreements for disclosure of related party participation.

Executive Compensation

See Note 11 – Stockholder’ Deficiency for disclosure of compensation to the Chief Executive Officer and Chief Financial Officer.

Employment Agreement

See Note 12 – Commitments and Contingencies and Note 15 – Subsequent Event for disclosures of the Employment Agreements with the Chief Executive Officer and Chief Financial Officer.